Formation Transactions and Initial Public Offering - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 27, 2014	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jul. 24, 2014	Jul. 14, 2014
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary				100.00%
Increase in cash the partnership distributed in excess per unit		$ 0.43125
Number of general partner units issued to the General Partner						490,000	150,000
Percentage of partnership interest held by General Partner	2.00%			2.00%
Percentage of limited liability company		49.00%
Net proceeds upon IPO				$ 147,023,000	$ 168,313,000
Cash distribution			20,779,000	40,481,000	21,954,000
Revolving credit facility, outstanding				20,000,000
IPO Administration Cost [Member]
Securities Financing Transaction [Line Items]
Common units sold and issued		8,567,500
Common unit, per share amount		$ 21.00
Gross proceeds upon IPO		179,900,000		179,900,000
Common units sold pursuant to the full exercise of the underwriters'		1,117,500		1,117,500
Net proceeds upon IPO		160,700,000
Repayment of outstanding debt		118,900,000
One-time entrance tax		3,000,000
General Partner Unit [Member]
Securities Financing Transaction [Line Items]
Number of general partner units issued to the General Partner		349,694
Percentage of partnership interest held by General Partner		2.00%		2.00%
General Partner Unit [Member] | IPO Administration Cost [Member]
Securities Financing Transaction [Line Items]
Percentage of partnership interest held by General Partner				2.00%
KNOT Offshore Partners UK LLC [Member]
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary		100.00%
KNOT [Member]
Securities Financing Transaction [Line Items]
Number of subordinated units issued		8,567,500
Cash distribution			20,000	600,000
KNOT [Member] | IPO Administration Cost [Member]
Securities Financing Transaction [Line Items]
Cash distribution		$ 21,950,000
Partnership [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest		49.00%
Incentive Distribution Rights [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest		100.00%